Schedule of Fair Values and Effect of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ (23)	[1]	$ (19)	[1],[2]	$ (7)	[2]
Derivatives designated as hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(22)	[1]	(14)	[1],[2]	(5)	[2]
Derivatives designated as hedges | Other Long-Term Obligations | Natural Gas Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(2)	[1]	(3)	[1],[2]	0	[2]
Derivatives designated as hedges | Accounts payable | Natural Gas Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(17)	[1]	(13)	[1],[2]	(5)	[2]
Derivatives designated as hedges | Accounts payable | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(3)	[1]	2	[1],[2]	0	[2]
Derivatives not designated as hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(1)	[1]	(5)	[1],[2]	(2)	[2]
Derivatives not designated as hedges | Accounts payable | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(1)	[1]	(5)	[1],[2]	(3)	[2]
Derivatives not designated as hedges | Other Current Assets | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net			$ 0	[2]	$ 1	[2]

[1]	Fair values of derivative instruments are also disclosed in Note 3.
[2]	Fair values of derivative instruments are also disclosed in Note A.